Consolidated Statement of Changes in Stockholders' Equity (Deficiency) (USD $)	Total	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Warrants	Accumulated deficit
Balance at Dec. 31, 2011	$ (877,133)	$ 9,059	$ 513,279	$ 42,299		$ (1,441,770)
Balance (in shares) at Dec. 31, 2011		9,059,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of units net of cash issue costs (note 8)	1,362,572	4,400	1,358,172
Issuance of units net of cash issue costs (note 8) (in shares)		4,400,000
Issuance of units for services (notes 8 and 10)	117,275	360	116,915
Issuance of units for services (notes 8 and 10) (in shares)		360,000
Units cancelled (note 8)	(941,813)	(3,000)	(938,813)
Units cancelled (note 8) (in shares)		(3,000,000)
Reclassification from additional paid-in capital to warrants upon the issuance of warrants (note 9)			(103,727)		103,727
Issuance of warrants for services (note 9)	49,379				49,379
Issuance of shares for settlement of accounts payable (notes 9 and 10)	253,050	500	252,550
Issuance of shares for settlement of accounts payable (notes 9 and 10) (in shares)		500,000
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 9(b))	781,846	1,591	780,255
Shares issued from Del Mar Employee Share Purchase Trust for services - net (note 9(b)) (in shares)		1,590,625
Issuance of shares to Valent for future royalty reduction
Issuance of warrants for patents (notes 4 and 8)
Shares issued for services (note 9(h))	75,800	140	75,660
Shares issued for services (note 9(h)) (in shares)		140,000
Stock-based compensation (note 9)	272,594		272,594
Comprehensive income for the year	21,121			(21,121)
(Loss) income for the period	2,400,363					(2,400,363)
Balance at Dec. 31, 2012	(1,327,914)	13,050	2,326,885	21,178	153,106	(3,842,133)
Balance (in shares) at Dec. 31, 2012		13,050,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of the Reverse Acquisition (note 4)	(2,041,680)	3,250	1,686,754			(3,731,684)
Effect of the Reverse Acquisition (note 4) (in shares)		3,250,007
Issuance of units net of cash issue costs (note 8)	5,867,377	13,125	5,854,252
Issuance of units net of cash issue costs (note 8) (in shares)		13,125,002
Issuance of warrants for services (note 9)	124,020
Issuance of placement agent warrants as issue costs for the $0.80 unit issuance (note 9(f))	2,201,008		(4,087,586)		6,288,594
Issuance of shares to Valent for future royalty reduction	598,000	1,150	596,850
Issuance of common shares to Valent for future royalty reduction (note 9 (g) (in shares)		1,150,000
Exercise of placement agent warrants (note 9)		124	239,476		(239,600)
Exercise of placement agent warrants (note 9) (in shares)		123,810
Exercise of CA$0.50 unit warrants (notes 8 and 9)	241,715	221	241,494
Exercise of CA$0.50 unit warrants (notes 8 and 9) (in shares)		221,000
Shares issued for services (note 9(h))	1,043,557	615	1,042,942
Shares issued for services (note 9(h)) (in shares)		615,000
Stock-based compensation (note 9)	890,648		890,648
Comprehensive income for the year
(Loss) income for the period	8,290,689					(8,290,689)
Balance at Dec. 31, 2013	(817,978)	31,535	8,791,715	21,178	6,202,100	(15,864,506)
Balance (in shares) at Dec. 31, 2013		31,534,819
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants for patents (notes 4 and 8)
Exercise of Investor Warrants net of cash issue costs (note 9)	2,477,090	3,929	2,473,161
Exercise of Investor Warrants net of cash issue costs (note 9) (in shares)		3,929,524
Reclassification of derivative liability to equity upon exercise of Investor Warrants (note 8)	1,110,548		1,110,548
Exercise of CA$0,50 broker warrants (note 8)	3,660	8	4,751		(1,099)
Exercise of CA$0,50 broker warrants (note 8) (in shares)		8,000
Exercise of CA$0.50 unit warrants (notes 8 and 9)	17,600	20	17,580
Exercise of CA$0.50 unit warrants (notes 8 and 9) (in shares)		20,000
Expiry of broker warrants (note 9)			556		(556)
Shares issued for services (note 9(h))	587,500	500	587,000
Shares issued for services (note 9(h)) (in shares)		500,000
Stock-based compensation (note 9)	300,967		300,967
Comprehensive income for the year
(Loss) income for the period	2,798,908					(2,798,908)
Balance at Jun. 30, 2014	$ 880,479	$ 35,992	$ 13,286,278	$ 21,178	$ 6,200,445	$ (18,663,414)
Balance (in shares) at Jun. 30, 2014	35,992,343	35,992,343